Condensed Consolidating Guarantor Financial Information - Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 1,255	$ 849	$ 1,310
Capital expenditures for property and equipment	(72)	(58)	(317)
Payments received on other financing receivables	50	7	3
Issuance of intercompany receivables			0
Payments received on intercompany receivables			0
Capitalized software costs	(87)	(75)	(81)
Other	(22)	(21)	(28)
Net cash used in investing activities	(131)	(147)	(423)
Borrowings	1,676	1,824	4,715
Repayment of debt	(1,005)	(1,860)	(4,359)
Debt issuance costs and redemption premium	(21)	(69)	(76)
Intercompany borrowings			0
Repayment of intercompany borrowings		0	0
Intercompany transfers	0	0	0
Dividends paid	(181)	(195)	(277)
Intercompany dividends		0	0
Cash transferred in spin-offs of Park and HGV	0	501	0
Repurchases of common stock	(1,721)	(891)	0
Distributions to noncontrolling interests	(1)	(1)	(32)
Tax withholdings on share-based compensation	(44)	(31)	(15)
Acquisition of noncontrolling interest	(3)	0	0
Net cash provided by (used) in financing activities	(1,300)	(1,724)	(44)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(10)	8	(15)
Net increase (decrease) in cash, restricted cash and cash equivalents	(186)	(1,014)	828
Cash, restricted cash and cash equivalents from continuing operations	484	670	1,183	$ 633
Cash, restricted cash and cash equivalents from discontinued operations	0	0	501	223
Cash, restricted cash and cash equivalents	484	670	1,684	856
Parent Company [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Capital expenditures for property and equipment	0	0	0
Payments received on other financing receivables	0	0	0
Issuance of intercompany receivables			0
Payments received on intercompany receivables			0
Capitalized software costs	0	0	0
Other	0	0	0
Net cash used in investing activities	0	0	0
Borrowings	0	0	0
Repayment of debt	0	0	0
Debt issuance costs and redemption premium	0	0	0
Intercompany borrowings			0
Repayment of intercompany borrowings		0	0
Intercompany transfers	1,902	1,086	277
Dividends paid	(181)	(195)	(277)
Intercompany dividends		0	0
Cash transferred in spin-offs of Park and HGV		0
Repurchases of common stock	(1,721)	(891)
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0	0
Acquisition of noncontrolling interest	0
Net cash provided by (used) in financing activities	0	0	0
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0
Cash, restricted cash and cash equivalents from continuing operations		0	0	0
Cash, restricted cash and cash equivalents from discontinued operations			0	0
Cash, restricted cash and cash equivalents	0	0	0	0
HWF Issuers [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(185)	(113)	(37)
Capital expenditures for property and equipment	0	0	0
Payments received on other financing receivables	0	0	0
Issuance of intercompany receivables			0
Payments received on intercompany receivables			0
Capitalized software costs	0	0	0
Other	0	(13)	(6)
Net cash used in investing activities	0	(13)	(6)
Borrowings	175	1,822	0
Repayment of debt	(985)	(1,852)	(266)
Debt issuance costs and redemption premium	0	(69)	(17)
Intercompany borrowings			0
Repayment of intercompany borrowings		0	0
Intercompany transfers	995	225	326
Dividends paid	0	0	0
Intercompany dividends		0	0
Cash transferred in spin-offs of Park and HGV		0
Repurchases of common stock	0	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0	0
Acquisition of noncontrolling interest	0
Net cash provided by (used) in financing activities	185	126	43
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0
Cash, restricted cash and cash equivalents from continuing operations		0	0	0
Cash, restricted cash and cash equivalents from discontinued operations			0	0
Cash, restricted cash and cash equivalents	0	0	0	0
HOC [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(8)	(103)	0
Capital expenditures for property and equipment	(9)	(12)	0
Payments received on other financing receivables	0	0	0
Issuance of intercompany receivables			0
Payments received on intercompany receivables			0
Capitalized software costs	0	0	0
Other	0	0	0
Net cash used in investing activities	(9)	(12)	0
Borrowings	1,500	0	1,000
Repayment of debt	0	0	0
Debt issuance costs and redemption premium	(21)	0	(20)
Intercompany borrowings			0
Repayment of intercompany borrowings		(3)	0
Intercompany transfers	(1,444)	122	(890)
Dividends paid	0	0	0
Intercompany dividends			0
Cash transferred in spin-offs of Park and HGV		0
Repurchases of common stock	0	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	(44)	(31)	0
Acquisition of noncontrolling interest	0
Net cash provided by (used) in financing activities	(9)	88	90
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	(26)	(27)	90
Cash, restricted cash and cash equivalents from continuing operations		63	90	0
Cash, restricted cash and cash equivalents from discontinued operations			0	0
Cash, restricted cash and cash equivalents	37	63	90	0
Guarantor Subsidiaries [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,267	950	866
Capital expenditures for property and equipment	(7)	(12)	(9)
Payments received on other financing receivables	49	7	2
Issuance of intercompany receivables			(192)
Payments received on intercompany receivables			192
Capitalized software costs	(87)	(75)	(73)
Other	(6)	(8)	(37)
Net cash used in investing activities	(51)	(88)	(117)
Borrowings	0	0	0
Repayment of debt	0	0	0
Debt issuance costs and redemption premium	0	0	0
Intercompany borrowings			42
Repayment of intercompany borrowings		0	0
Intercompany transfers	(1,209)	(865)	(854)
Dividends paid	0	0	0
Intercompany dividends		0	0
Cash transferred in spin-offs of Park and HGV		0
Repurchases of common stock	0	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0	(15)
Acquisition of noncontrolling interest	(3)
Net cash provided by (used) in financing activities	(1,212)	(865)	(827)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	4	(3)	(78)
Cash, restricted cash and cash equivalents from continuing operations		28	31	109
Cash, restricted cash and cash equivalents from discontinued operations			0	0
Cash, restricted cash and cash equivalents	32	28	31	109
Non-Guarantor Subsidiaries [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	181	285	1,086
Capital expenditures for property and equipment	(56)	(34)	(308)
Payments received on other financing receivables	1	0	1
Issuance of intercompany receivables			(42)
Payments received on intercompany receivables			0
Capitalized software costs	0	0	(8)
Other	(16)	3	15
Net cash used in investing activities	(71)	(31)	(342)
Borrowings	1	2	3,715
Repayment of debt	(20)	(8)	(4,093)
Debt issuance costs and redemption premium	0	0	(39)
Intercompany borrowings			192
Repayment of intercompany borrowings		0	(192)
Intercompany transfers	(244)	(568)	1,141
Dividends paid	0	0	0
Intercompany dividends		(170)	(605)
Cash transferred in spin-offs of Park and HGV		501
Repurchases of common stock	0	0
Distributions to noncontrolling interests	(1)	(1)	(32)
Tax withholdings on share-based compensation	0	0	0
Acquisition of noncontrolling interest	0
Net cash provided by (used) in financing activities	(264)	(1,246)	87
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(10)	8	(15)
Net increase (decrease) in cash, restricted cash and cash equivalents	(164)	(984)	816
Cash, restricted cash and cash equivalents from continuing operations		579	1,062	524
Cash, restricted cash and cash equivalents from discontinued operations			501	223
Cash, restricted cash and cash equivalents	415	579	1,563	747
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	(170)	(605)
Capital expenditures for property and equipment	0	0	0
Payments received on other financing receivables	0	0	0
Issuance of intercompany receivables			234
Payments received on intercompany receivables			(192)
Capitalized software costs	0	0	0
Other	0	(3)	0
Net cash used in investing activities	0	(3)	(42)
Borrowings	0	0	0
Repayment of debt	0	0	0
Debt issuance costs and redemption premium	0	0	0
Intercompany borrowings			(234)
Repayment of intercompany borrowings		3	192
Intercompany transfers	0	0	0
Dividends paid	0	0	0
Intercompany dividends		170	605
Cash transferred in spin-offs of Park and HGV		0
Repurchases of common stock	0	0
Distributions to noncontrolling interests	0	0	0
Tax withholdings on share-based compensation	0	0	0
Acquisition of noncontrolling interest	0
Net cash provided by (used) in financing activities	0	173	563
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0
Cash, restricted cash and cash equivalents from continuing operations		0	0	0
Cash, restricted cash and cash equivalents from discontinued operations			0	0
Cash, restricted cash and cash equivalents	$ 0	$ 0	$ 0	$ 0